Other assets and other liabilities - Summary of Other Liabilities (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2025	Mar. 31, 2024	Apr. 01, 2023
Miscellaneous liabilities [abstract]
Contract liabilities	[1]	¥ 632,912	¥ 534,432	¥ 508,454
Accrued short-term employee benefits		486,678	477,737
Refund liabilities		193,103	218,465
Taxes payable other than income taxes		165,150	167,244
Accrued expenses		255,697	244,784
Insurance contract liabilities		181,332	162,344
Other long-term employee benefit obligations		73,622	91,251
Product warranties		21,376	24,753
Other		191,898	147,765
Total		2,201,768	2,068,775
Current liabilities		2,039,121	1,906,396
Non-current liabilities		¥ 162,647	¥ 162,379

[1]	Contract liabilities are included in the consolidated statements of financial position as “Other current liabilities” and “Other non-current liabilities.”